Segment Information and Revenue from Significant Customers (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

	Year Ended September 30,
	2025 (*)	2024	2023
Revenue
North America (mainly United States)	$2,983,553	$3,325,967	$3,306,988
Europe	705,107	726,226	703,141
Rest of the world	844,253	952,796	877,421
Total	$4,532,913	$5,004,989	$4,887,550

Summary of property and equipment, net per geographic split

	As of September 30,
	2025	2024
Long-lived Assets(1)
Europe	$96,544	$104,153
North America	58,807	72,362
Rest of the world:
Israel	524,584	508,328
India	79,910	59,589
Others	8,712	11,169
Total	$768,557	$755,601

(1)
Property and equipment, net.

Revenue by Nature of Activities

Revenue by nature of activities

	Year Ended September 30,
	2025 (*)	2024	2023
Managed services arrangements	$2,995,763	$2,904,924	$2,856,621
Others	1,537,150	2,100,065	2,030,929
Total	$4,532,913	$5,004,989	$4,887,550

Summary Sales to Significant Customers

The following table summarizes the percentage of revenue from significant customer groups which accounted for at least ten percent of its total revenue in each of fiscal years 2025, 2024 and 2023.

	Year Ended September 30,
	2025	2024	2023
Revenue
Customer 1 (*)	25.9%	24.5%	23.8%
Customer 2 (*)	19.9%	22.6%	23.1%

*During the first quarter of fiscal year 2025, the Company phased out several low-margin, non-core business activities, which were included in fiscal year 2024, for more details see ‘Item 5. Operating and Financial Review and Prospects’. Excluding the phase out, the percentage of revenue of customer 1 and customer 2 for fiscal year 2025 remained roughly stable as compared to fiscal year 2024.